Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Sterling Capital Large Cap Value Focused Factor ETF | Sterling Capital Large Cap Value Focused Factor ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	23.55%	20.93%	12.48%	(5.48%)	31.07%	(1.59%)	20.17%	(10.31%)	18.82%	10.69%
Sterling Capital Small Cap Value Focused Factor ETF | Sterling Capital Small Cap Value Focused Factor ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	8.46%	10.03%	19.35%	(11.08%)	43.51%	(5.81%)	21.95%	(17.34%)	8.89%	24.08%
Sterling Capital Small Cap Value ETF | Sterling Capital Small Cap Value ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	11.49%	13.57%	17.70%	(14.46%)	31.61%	3.19%	24.51%	(14.46%)	13.20%	25.25%
Sterling Capital North Carolina Intermediate Tax-Free ETF | Sterling Capital North Carolina Intermediate Tax-Free ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	4.26%	0.20%	3.87%	(5.86%)	(0.23%)	4.41%	5.90%	0.72%	3.27%	(0.41%)
Sterling Capital Virginia Intermediate Tax-Free ETF | Sterling Capital Virginia Intermediate Tax-Free ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	3.80%	0.09%	3.80%	(5.60%)	(0.60%)	4.28%	6.13%	0.78%	3.28%	(0.53%)